Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
	2019	2018

Computer equipment	$409,346	$320,406
Office equipment, fixtures and furniture	1,953,259	2,077,831
Capitalized development cost and software acquired	6,027,310	3,307,285
Automobiles	154,788	129,301
Subtotal	8,544,703	5,834,823
Less: accumulated depreciation and amortization	(1,980,063)	(1,127,711)
Total	$6,564,640	$4,707,112

Schedule of estimated amortization of capitalized development cost
Twelve months ending December 31,	Estimated amortization expense
2020	$1,050,292
2021	1,132,944
2022	997,970
2023	827,450
2024	682,677
Thereafter	-
Total	$4,691,333